Capital and Funding - Summary of Consolidated Statement of Changes in Equity: Analysis of Other Reserves (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reserves within equity [Abstract]
Fair value reserves	€ (189)	€ (113)	€ (98)
Cash flow hedges	(236)	(168)	(174)
Available-for-sale financial assets	47	55	76
Currency retranslation of group companies - see following table	(3,927)	(3,034)	(3,285)
Adjustment on translation of PLC's ordinary capital at 31/9p = €0.16	(164)	(164)	(164)
Capital redemption reserve	32	32	32
Book value of treasury shares - see following table	(9,208)	(4,164)	(4,119)
Other	(177)		(182)
Other reserves	€ (13,633)	€ (7,443)	€ (7,816)